Pensions and Other Post-employment Benefit Obligations - Summary of Amounts Recognized in the Consolidated Statement of Financial Position (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	€ 745	€ 674
Fair value of plan assets	(419)	(380)
Deficit of funded plans	326	294
Present value of unfunded obligation	346	316
Net liability arising from defined benefit obligation	672	610
Pension benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	745	674
Fair value of plan assets	(419)	(380)
Deficit of funded plans	326	294
Present value of unfunded obligation	131	115
Net liability arising from defined benefit obligation	457	409
Other benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of unfunded obligation	215	201
Net liability arising from defined benefit obligation	€ 215	€ 201